PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8: -	PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:
Lab equipment	$11,970	$13,011
Computers and peripheral equipment	10,284	12,058
Office furniture and equipment	1,333	1,431
Leasehold improvements	2,439	3,094
SECaaS equipment	8,536	7,476

	34,562	37,070
Accumulated depreciation:
Lab equipment	10,665	10,944
Computers and peripheral equipment	9,129	10,778
Office furniture and equipment	594	588
Leasehold improvements	1,630	1,941
SECaaS equipment	6,530	5,127

	28,548	29,378

Depreciated cost	$6,014	$7,692

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 was $ 3,972, $ 5,613 and $ 5,536, respectively.